DERIVATIVES (Details Textual)	12 Months Ended
Dec. 31, 2014 USD ($) mmbtu bbl
Derivative Instruments, Gain (Loss) [Line Items]
Quantity of Commodity Swap Oil Per Day | bbl	100
Commodity Swap Strike Price Per Barrel | mmbtu	99.25
Derivative, Gain on Derivative | $	$ 11,000